Accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Other current assets	$ 18.7		$ 15.1
Accumulated deficit	$ 811.1		$ 513.4
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period (in years)	3 years
Subsequent Event | Accounting Standards Update 2016-16
Property, Plant and Equipment [Line Items]
Other current assets		$ (84.0)
Accumulated deficit		$ 84.0